BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2018
BASIS OF PREPARATION
BASIS OF PREPARATION

2.             BASIS OF PREPARATION

Statement of compliance and basis of presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

These consolidated financial statements have been prepared on a historical cost basis except for financial instruments classified as fair value through profit or loss (“FVTPL”), which are stated at their fair value.

These consolidated financial statements were authorized for issue by the Board of Directors on February 14, 2019.

Change in accounting policies – IFRS 9, Financial Instruments

The Company has adopted IFRS 9 effective January 1, 2018. IFRS 9 replaces the provisions of IAS 39, Financial Instruments:  Recognition and Measurement (“IAS 39”) that relate to the recognition, classification and measurement of financial assets and financial liabilities, de-recognition of financial instruments, impairment of financial assets and hedge accounting.

Classification of financial assets and financial liabilities

IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, fair value through other comprehensive income (“FVOCI”) or FVTPL. The classification of financial assets under IFRS 9 is generally based on the business model in which the financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous IAS 39 categories of held to maturity, loans and receivables and available for sale. The Company did not have any items classified as held to maturity or available for sale. Items classified as loans and receivables were recorded under IFRS 9 at amortized cost. Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the financial instrument as a whole is assessed for classification. IFRS 9 retains the existing requirements in IAS 39 for the classification of financial liabilities. Under IAS 39, all fair value changes on liabilities designated under the fair value option were recognized in earnings (loss). Under IFRS 9, those fair value changes are generally presented as follows: (i) the amount that is attributable to changes in the credit risk of the liabilities is presented in other comprehensive income (loss) (“OCI”) and (ii) the remaining amount of change in the fair value is presented in earnings (loss).

Impairment of financial assets

IFRS 9 replaces the incurred loss model in IAS 39 with an expected credit loss (“ECL”) model which is based on forward looking changes in credit quality since initial recognition. The ECL model requires judgment as to how changes in economic factors affect ECLs, which are determined on a probability-weighted basis.

The new impairment model applies to financial assets measured at amortized cost and debt investments at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognized earlier than under IAS 39.

Transition to IFRS 9

In accordance with the transitional provisions in IFRS 9, comparative figures have not been restated. On adoption of IFRS 9, there were no differences in the carrying amounts of the Company’s financial assets and financial liabilities. There was a presentation change related to changes in fair value of the Company’s stream obligation which resulted in a reclassification of $7,901 ($5,768 net of deferred tax) from deficit to accumulated other comprehensive earnings (loss) (“AOCI”) at January 1, 2018.

IFRS 9 requires the gain or loss associated with changes in the fair value of the stream obligation to be recorded in earnings (loss), except for changes in fair value attributable to changes in the credit risk of the liability, which must be presented in OCI. The liability’s credit risk is represented by the difference between the discount rate associated with the liability and the risk-free rate.

To determine the cumulative impact of changes in the credit risk of the liability upon the adoption of IFRS 9, the Company compared the fair value of the pre-payable financial liability, excluding the gold and silver embedded derivatives, with a comparable value derived by substituting the current credit risk assumption with that used by the Company in determining the fair value of the stream obligation at inception.

As a result of an overall reduction in the Company’s credit risk since inception, the Company reclassified $7,901 ($5,768 net of deferred tax) from deficit to AOCI at January 1, 2018. As the stream obligation was repaid pursuant to its contractual terms (including the prepayment options), the remaining balance in AOCI of $307 ($225 net of deferred tax) will not reverse.

The following table shows the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of financial assets and financial liabilities as at January 1, 2018.

	2017	2018		2017	2018
	classification under IAS 39	classification under IFRS 9		carrying amount under IAS 39	carrying amount under IFRS 9
Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost		$56,285	$56,285
Trade receivables	Loans and receivables with embedded derivatives	FVTPL		11,067	11,067
Other assets	FVTPL	FVTPL		132	132
Restricted cash	Loans and receivables	Amortized cost		5,036	5,036

Financial liabilities
Accounts payable and accrued liabilities	Other financial liabilities	Other financial liabilities		$53,436	$53,436
Restricted share unit liability	FVTPL	FVTPL		2,730	2,730
Senior secured term credit facility	Other financial liabilities	Other financial liabilities		365,890	365,890
Offtake obligation	FVTPL	FVTPL		78,085	78,085
Stream obligation	FVTPL	FVTPL	(1)	224,020	224,020
Debt portion of convertible note	Other financial liabilities	Other financial liabilities		76,582	76,582
(1)

The fair value changes associated with the stream obligation attributable to the changes in the credit risk is presented in OCI and the remaining amount of the change in the fair value is presented in earnings (loss).